Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Income Statement
Interest income	$ 1,661,292,847	$ 2,521,043,538	$ 1,708,038,478
Interest expenses	(888,013,611)	(1,797,625,868)	(1,122,352,416)
Net interest income	773,279,236	723,417,670	585,686,062
Net income from financial instruments measured at fair value through profit or loss	141,064,297	300,690,295	123,736,947
Result from derecognition of assets measured at amortized cost	82,063,602	36,708,632	3,335,307
Exchange rate differences on gold and foreign currency	9,272,117	12,632,268	18,600,899
Net Income From Financial instruments And Exchange Rate Differences	232,400,016	350,031,195	145,673,153
Net Financial Income	1,005,679,252	1,073,448,865	731,359,215
Service Fee Income	195,703,684	202,792,927	205,739,105
Service Fee Expense	(42,580,483)	(52,646,702)	(72,717,207)
Income from insurance activities	24,994,738	31,426,151	30,713,717
Net Service Fee Income	178,117,939	181,572,376	163,735,615
Subtotal	1,183,797,191	1,255,021,241	895,094,830
Results from exposure to changes in the purchasing power of money	(305,891,382)	(237,195,789)	(120,362,179)
Other operating income	39,193,274	51,585,475	71,145,716
Impairment losses on financial assets	(59,513,217)	(73,255,839)	(96,098,277)
Net operating income	857,585,866	996,155,088	749,780,090
Personnel expenses	(293,324,953)	(349,282,955)	(365,462,914)
Administration expenses	(174,327,118)	(183,876,763)	(193,693,796)
Depreciation and impairment of non-financial assets	(52,584,122)	(69,534,698)	(68,481,877)
Other operating expenses	(194,482,478)	(205,328,699)	(180,580,532)
Income / (Loss) before taxes	142,867,195	188,131,973	(58,439,029)
Income tax	(38,297,900)	(75,640,054)	24,311,301
Net Income / (Loss) for the year	104,569,295	112,491,919	(34,127,728)
Net Income / (Loss) for the year attributable to owners of the parent company	104,493,377	112,400,519	(34,090,702)
Net Income / (Loss) for the year attributable to non-controlling interests	75,918	91,400	(37,026)
NUMERATOR
Net Income / (Loss) for the year attributable to owners of the parent company	104,493,377	112,400,519	(34,090,702)
Net income attributable to owners of the parent company adjusted by dilution	$ 104,493,377	$ 112,400,519	$ (34,090,702)
DENOMINATOR
Weighted average of outstanding ordinary shares	439,664	442,727	454,274
Weighted average of outstanding ordinary shares issued of the period adjusted by dilution effect	439,664	442,727	454,274
Basic Income (in pesos/share)	$ 237.67	$ 253.88	$ (75.04)
Diluted Income (in pesos/share)	$ 237.67	$ 253.88	$ (75.04)